As filed with the Securities and Exchange Commission on January 10, 2014

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 293	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 295	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Bingham McCutchen LLP	WisdomTree Asset Management, Inc.
2020 K Street NW	380 Madison Avenue, 21st Floor
Washington, DC 20006	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b).
☒	On February 11, 2014 pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 293 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until February 11, 2014, the effectiveness of Post-Effective Amendment No. 227 (“PEA No. 227”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-387426 on October 1, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 227 by means of this filing, Parts A, B and C of PEA No. 227 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the WisdomTree Short-Term Credit Bond Zero Duration Fund is incorporated herein by reference to Part A of PEA No. 227.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Short-Term Credit Bond Zero Duration Fund is incorporated herein by reference to Part B of PEA No. 227.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 227.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 293 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 10th day of January, 2014.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 293 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg*	President (Principal Executive	January 10, 2014
Jonathan Steinberg	Officer) and Trustee

/s/ David Castano*	Treasurer (Principal Financial	January 10, 2014
David Castano	and Accounting Officer)

/s/ Joel Goldberg*	Trustee	January 10, 2014
Joel Goldberg

/s/ Toni Massaro*	Trustee	January 10, 2014
Toni Massaro

/s/ Victor Ugolyn*	Trustee	January 10, 2014
Victor Ugolyn

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)